CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT(Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 19, 2024
Beginning balance, shares at Mar. 19, 2024
Net loss				(332,119)	(332,119)
Ending balance, value at Sep. 30, 2024	$ 110,000	151,000		(332,119)	(71,119)
Ending balance, shares at Sep. 30, 2024	11,000,000
Net loss				(203,724)	(203,724)
Ending balance, value at Dec. 31, 2024	$ 110,000	151,000		(535,843)	(274,843)
Ending balance, shares at Dec. 31, 2024	11,000,000
Beginning balance, value at Sep. 30, 2024	$ 110,000	151,000		(332,119)	(71,119)
Beginning balance, shares at Sep. 30, 2024	11,000,000
Exercise of warrants	$ 10	11,582			11,592
Exercise of warrants, shares	1,008
Stock based compensation	$ 267	2,636,016			2,636,283
Stock based compensation, shares	26,662
Net loss				(6,548,095)	(6,548,095)
Ending balance, value at Sep. 30, 2025	$ 145,211	3,168,248		(15,108,906)	(11,795,447)
Ending balance, shares at Sep. 30, 2025	14,521,094
Beginning balance, value at Dec. 31, 2024	$ 110,000	151,000		(535,843)	(274,843)
Beginning balance, shares at Dec. 31, 2024	11,000,000
Net loss				(28,842)	(28,842)
Ending balance, value at Mar. 31, 2025	$ 110,000	151,000		(564,685)	(303,685)
Ending balance, shares at Mar. 31, 2025	11,000,000
Beginning balance, value at Sep. 30, 2025	$ 145,211	3,168,248		(15,108,906)	(11,795,447)
Beginning balance, shares at Sep. 30, 2025	14,521,094
Issuance of shares in asset acquisition	$ 15,000	11,685,000			11,700,000
Issuance of shares in asset acquisition, shares	1,500,000
Issuance of warrants in asset acquisition		2,340,000			2,340,000
Exercise of warrants	$ 4,955	5,693,399			5,698,354
Exercise of warrants, shares	495,509
Stock based compensation		2,054,847			2,054,847
Net loss				(6,935,915)	(6,935,915)
Ending balance, value at Dec. 31, 2025	$ 165,166	24,941,494		(22,044,821)	3,061,839
Ending balance, shares at Dec. 31, 2025	16,516,603
Exercise of warrants	$ 467	537,124			537,591
Exercise of warrants, shares	46,747
Issuance of shares in asset acquisition	$ 30,000	28,680,000			28,710,000
Issuance of shares in asset acquisition, shares	3,000,000
Issuance of shares pursuant to SEPA	$ 2,337	1,758,425			1,760,762
Issuance of shares pursuant to SEPA, shares	233,678
Issuance of shares pursuant to the SaverOne exchange agreement	$ 3,655	2,720,137			2,723,792
Issuance of shares pursuant to the SaverOne exchange agreement, shares	365,610
Shares to be issued related to asset acquisition			66,990,000		66,990,000
Issuance of warrants pursuant to the Letter Agreement		6,986,665			6,986,665
Stock based compensation	$ 1,845	784,474			786,319
Stock based compensation, shares	184,499
Net loss				(12,910,093)	(12,910,093)
Ending balance, value at Mar. 31, 2026	$ 203,470	$ 66,408,319	$ 66,990,000	$ (34,954,914)	$ 98,646,875
Ending balance, shares at Mar. 31, 2026	20,347,137